Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Class AAA
C000050409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Advisor Class
Without Sales Load [Member] | C000002886
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%		3.96%	3.23%
Without Sales Load [Member] | C000050409
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%		3.71%	2.97%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		2.26%	1.51%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		2.46%	1.77%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		2.26%	1.51%